Revenue Recognition (Tables) - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Revenue Recognition (Tables) [Line Items]
Schedule of revenues under each performance
	December 31,
	2021	2020
Hosted services	$12,764	$8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$21,197	$13,017

Schedule of disaggregates revenue by geographic location, recognition pattern and service
	December 31,
	2021	2020
Germany	$7,526	$3,339
United States	5,117	3,538
Japan	3,797	3,496
Korea	1,373	1,855
France	2,616	618
Other	768	171
Total	$21,197	$13,017

Schedule of revenue recognition pattern
	December 31,
	2021	2020
Over time revenue	$15,210	$10,757
Point-in-time	5,987	2,260
Total	$21,197	$13,017

Schedule of Service
	December 31,
	2021	2020
Product Royalties	$18,356	$10,372
Service Subscriptions	1,550	1,271
Monetization	1,291	1,374
Total	$21,197	$13,017